Employee Benefits Plans	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Employee Benefit Plans

NOTE 13 EMPLOYEE BENEFIT PLANS

Defined Contribution Plans

TDS sponsors a qualified noncontributory defined contribution pension plan. The plan provides benefits for the employees of TDS Corporate, TDS Telecom and U.S. Cellular. Under this plan, pension costs are calculated separately for each participant and are funded annually. Total pension costs were $18.4 million, $17.5 million and $17.5 million in 2012, 2011 and 2010, respectively. In addition, TDS sponsors a defined contribution retirement savings plan (“401(k)”) plan. Total costs incurred from TDS' contributions to the 401(k) plan were $25.0 million, $22.1 million and $21.6 million in 2012, 2011 and 2010, respectively.

TDS also sponsors an unfunded nonqualified deferred supplemental executive retirement plan for certain employees to offset the reduction of benefits caused by the limitation on annual employee compensation under the tax laws.

Other Post-Retirement Benefits

TDS sponsors a defined benefit post-retirement plan that provides medical benefits and that covers most of the employees of TDS Corporate, TDS Telecom and the subsidiaries of TDS Telecom. The plan is contributory, with retiree contributions adjusted annually.

The following amounts are included in Accumulated other comprehensive loss in the Consolidated Balance Sheet before affecting such amounts for income taxes:

December 31,	2012	2011
(Dollars in thousands)
Net prior service costs	$22,438	$26,173
Net actuarial loss	(36,510)	(39,117)
	$(14,072)	$(12,944)

The estimated net actuarial loss and prior service cost gain for the postretirement benefit plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost during 2013 are $2.5 million and $3.6 million, respectively.

The following amounts are included in Comprehensive income in the Consolidated Statement of Comprehensive Income:

Year Ended December 31, 2012	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$90	$(143)	$(53)
Amortization of prior service costs	(3,735)	5,950	2,215
Amortization of actuarial losses	2,517	(4,010)	(1,493)
Total gains (losses) recognized in Comprehensive income	$(1,128)	$1,797	$669

Year Ended December 31, 2011	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$(9,625)	$4,787	$(4,838)
Amortization of prior service costs	(3,815)	1,897	(1,918)
Amortization of actuarial losses	1,934	(962)	972
Total gains (losses) recognized in Comprehensive income	$(11,506)	$5,722	$(5,784)

The following table reconciles the beginning and ending balances of the benefit obligation and the fair value of plan assets for the other post-retirement benefit plans.

December 31,	2012	2011
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$50,113	$44,270
Service cost	1,197	1,116
Interest cost	2,297	2,368
Actuarial (gain) loss	3,179	5,158
Prescription drug subsidy	542	263
Benefits paid	(2,760)	(3,062)
Benefit obligation at end of year	54,568	50,113
Change in plan assets
Fair value of plan assets at beginning of year	41,267	45,023
Actual return (loss) on plan assets	6,264	(971)
Employer contribution	276	277
Benefits paid	(2,760)	(3,062)
Fair value of plan assets at end of year	45,047	41,267
Funded status	$(9,521)	$(8,846)

The funded status identified above is recorded as a component of Other deferred liabilities and credits in TDS' Consolidated Balance Sheet.

The following table sets forth by level within the fair value hierarchy the plans' assets at fair value, as of December 31, 2012 and 2011. See Note 1 — Summary of Significant Accounting Policies and Recent Accounting Pronouncements for definitions of the levels in the fair value hierarchy.

December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$11,285	$-	$-	$11,285
International equity	8,868	-	-	8,868
Money market	1,983	-	-	1,983
US large cap	18,823	-	-	18,823
US small cap	4,074	-	-	4,074
Other	-	-	14	14
Total plan assets at fair value	$45,033	$-	$14	$45,047

December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$10,098	$-	$-	$10,098
International equity	7,304	-	-	7,304
Money market	2,031	-	-	2,031
US large cap	18,100	-	-	18,100
US small cap	3,723	-	-	3,723
Other	-	-	11	11
Total plan assets at fair value	$41,256	$-	$11	$41,267

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. A financial instrument's level within the fair value hierarchy is not representative of its expected performance or its overall risk profile, and therefore Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets.

Mutual funds are valued based on the closing price reported on the active market on which the individual securities are traded. The investment strategy for each type of mutual fund is identified below:

Bond - The funds seek to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.

International equity - The funds seek to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.

Money market - The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.

US large cap - The funds seek to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.

US small cap - The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.

The following table summarizes how plan assets are invested.

		Allocation of Plan Assets
		at December 31,
Investment	Target Asset
Category	Allocation	2012	2011
U.S. equities	50%	50.8%	52.9%
International equities	20%	19.7%	17.7%
Debt securities	30%	29.5%	29.4%

The post-retirement benefit fund engages multiple asset managers to ensure proper diversification of the investment portfolio within each asset category. The investment objective is to meet or exceed the rate of return of a performance index comprised of 50% Dow Jones U.S. Total Stock Market Index, 20% FTSE All World (excluding U.S.) Stock Index, and 30% Barclays Capital Aggregate Bond Index. The three-year and five-year average rates of return for TDS' post-retirement benefit fund are 8.76% and 3.63%, respectively.

The post-retirement benefit fund does not hold any debt or equity securities issued by TDS, U.S. Cellular or any related parties.

TDS is not required to set aside current funds for its future retiree health and life insurance benefits. The decision to contribute to the plan assets is based upon several factors, including the funded status of the plan, market conditions, alternative investment opportunities, tax benefits and other circumstances. In accordance with applicable income tax regulations, total accumulated contributions to fund the costs of future retiree medical benefits are restricted to an amount not to exceed 25% of the total accumulated contributions to the trust. An additional contribution equal to a reasonable amortization of the past service cost may be made without regard to the 25% limitation. TDS has not determined whether it will make a contribution to the plan in 2013.

Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Service cost	$1,197	$1,116	$1,175
Interest cost	2,297	2,368	2,325
Expected return on plan assets	(2,995)	(3,496)	(3,395)
Amortization of prior service costs (1)	(3,735)	(3,815)	(3,815)
Amortization of actuarial losses (2)	2,517	1,934	2,158
Net post-retirement cost	$(719)	$(1,893)	$(1,552)

(1)	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

(2)	Based on straight-line amortization over the average time remaining before active employees retire.

The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2012	2011
Benefit obligations
Discount rate	4.00%	4.70%

Net periodic benefit cost
Discount rate	4.70%	5.50%
Expected return on plan assets	7.50%	8.00%

The discount rate for 2012 and 2011 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual spot discount rates from six months to 99 years. The spot rate curve was derived from a direct calculation of the implied forward rate curve based on the included bond cash flows. This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan's liabilities.

The measurement date for actuarial determination was December 31, 2012. For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2012 to be 7.3% for plan participants aged 65 and above, and 8.1% for participants under age 65. For all participants the 2012 annual rate of increase is expected to decrease to 5.0% by 2020. The 2011 expected rate of increase was 7.9% for plan participants aged 65 and above, and 8.0% for participants under age 65, decreasing to 5.0% for all participants by 2020.

A 1% increase or decrease in assumed health care cost trend rates would have the following effects as of and for the year ended December 31, 2012:

	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$14	$(13)
Effect on post-retirement benefit obligation	$323	$(299)

The following estimated future benefit payments, which reflect expected future service, are expected to be paid:

Estimated Future
Post-Retirement
Year	Benefit Payments
(Dollars in thousands)
2013	$2,291
2014	2,329
2015	2,289
2016	2,336
2017	2,286
2018-2022	13,710